INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES
4.	INVESTMENTS IN AFFILIATES

At December 31, 2010 and 2009, investments consisted principally of equity in limited liability companies. The Company has the ability to exercise significant influence over the operating and financial policies of these investments and, accordingly, accounts for its investments using the equity method of accounting. Consolidated retained earnings at December 31, 2010 that represent undistributed earnings of investments in affiliates was approximately $38 million. Dividends and distributions from unconsolidated affiliates totaled $8 million for each of the years ended December 31, 2010 and 2009, and $30 million for the year ended December 31, 2008.

The Company's investments in affiliates are summarized, by industry, as follows (in millions):

	2010	2009
Investment in Unconsolidated Affiliated Companies:
Real Estate and Other	$276	$195
Transportation	53	47
Total Investments	$329	$242

Operating results include the Company's proportionate share of net income from its equity method investments. A summary of financial information for the Company's equity method investments by industry at December 31 is as follows (in millions):

	2010		2009

	Real Estate	Transportation	Real Estate	Transportation

Current assets	$42	$88	$48	$60
Noncurrent assets	623	111	554	118
Total assets	$665	$199	$602	$178

Current liabilities	$15	$39	97	$29
Noncurrent liabilities	164	22	111	26
Total liabilities	$179	$61	$208	$55

	Year Ended December 31,
	2010	2009	2008
Real Estate:
Operating revenue	$30	$14	$73
Operating costs and expenses	23	9	47
Operating income	$7	$5	$26
Income from continuing operations	$7	$1	$22
Net income	$7	$1	$22

Transportation:
Operating revenue	$568	$476	$505
Operating costs and expenses	548	470	502
Operating income	$20	$6	$3
Income from continuing operations*	$36	$20	$13
Net income	$36	$20	$13

* Includes earnings from equity method investments held by the investee.

           Real Estate: In April 2002, the Company entered into a joint venture with DMB Communities II, an affiliate of DMB Associates, Inc., an Arizona-based developer of master-planned communities (“DMB”), for the development of Kukui`ula, a 1,000-acre master planned resort residential community located in Poipu, Kauai, planned for approximately 1,000 to 1,200 high-end residential units. The capital contributed by A&B to the joint venture, including the value of land initially contributed, was $225 million as of December 31, 2010. Due to the joint venture's obligation to complete improvements and amenities, the joint venture uses the percentage-of-completion method for revenue recognition. The Company does not have a controlling financial interest in the joint venture, but exercises significant influence over the operating and financial policies of the venture, and therefore, accounts for its investment using the equity method. Net income of the joint venture is allocated to the members using the hypothetical liquidation at book value (“HLBV”) method. Under the HLBV method, joint venture income or loss is allocated to the members based on the period change in each member's claim on the net assets of the venture, excluding capital contributions and distributions made during the period.

The Company also had investments in various other joint ventures that operate or develop real estate. The Company has the ability to exercise significant influence over the operating and financial policies of these joint ventures and, accordingly, accounts for its investments in these real estate ventures using the equity method of accounting.

           Transportation:  Matson owns a 35-percent membership interest in an LLC with SSA Marine Inc., named SSA Terminals, LLC (“SSAT”), which provides stevedoring and terminal services at five terminals in three West Coast ports to the Company and other shipping lines. Matson accounts for its interest in SSAT under the equity method of accounting. The cost of ocean transportation services included approximately $157 million, $135 million, and $145 million for 2010, 2009, and 2008, respectively, paid to this unconsolidated affiliate for terminal services.

The Company's equity in earnings of its unconsolidated transportation affiliate of $13 million, $6 million, and $5 million for 2010, 2009, and 2008, respectively, were included on the consolidated statements of income with the cost of ocean transportation services because the affiliate is integrally related to the Company's Ocean Transportation segment, providing all terminal services to Matson on the U.S. West Coast.